Intangible assets (revised) - Canada Goodwill Impairment (Details)	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Assumptions increase in pre-tax discount rate	1.00%
Imperial Tobacco Canada
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Assumptions increase in pre-tax discount rate	8.50%
Decrease in revenue | Imperial Tobacco Canada
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Decrease in revenue by	17.40%